Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 25, 2012
Schedule Of Supplemental Cash Flow [Line Items]
Common stock dividend declared	$ 26,500,000
Offering and deferred financing costs unpaid	9,800,000	9,800,000	700,000
Repayment of mortgages and notes payable		21,511,000	20,084,000	46,929,000	38,565,000	92,330,000
Deferred offering costs			5,400,000		2,400,000
Interest paid				144,000,000	148,100,000	155,000,000
Income and franchise taxes paid				700,000	400,000	3,600,000
Loan indebtedness					725,735,000		330,000,000
Accrued offering and financing costs					700,000
Net book value of properties transferred					11,800,000
Non-cash settlement of debt					12,400,000
Common stock dividends declared				28,200,000
T L C Debt Conversion
Schedule Of Supplemental Cash Flow [Line Items]
Loan indebtedness				330,000,000
Real Estate Properties
Schedule Of Supplemental Cash Flow [Line Items]
Surrendered real estate property totaling	6,900,000	6,900,000
Mortgage note payable	7,900,000	7,900,000
Repayment of mortgages and notes payable		1,000,000	800,000	3,500,000	900,000
Repayment of acquisition costs					$ 700,000
Number of properties					6